UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (40.1%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$8,980,000	$6,757,450
Banc of America Commercial Mortgage, Inc. 144A
Ser. 07-5, Class XW, IO, 0.431s, 2051		216,115,651	4,068,442
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	240,007
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	547,623
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.584s, 2036		5,348,458	3,529,982
FRB Ser. 07-6, Class A1, 0.29s, 2037		1,262,909	888,583
Bayview Commercial Asset Trust 144A Ser. 07-5A, IO,
3.047s, 2037		1,713,395	180,249
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.126s, 2036		5,062,102	3,290,366
FRB Ser. 07-1, Class 21A1, 5.283s, 2047		2,740,501	1,849,838
FRB Ser. 05-10, Class 25A1, 5.205s, 2036		2,502,478	1,589,073
Bear Stearns Alt-A Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.72s, 2046		7,884,944	5,282,912
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.488s, 2047		13,264,898	8,224,237
Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.556s, 2037		3,420,556	1,727,381
FRB Ser. 06-IM1, Class A1, 0.486s, 2036		1,310,785	688,162
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.251s, 2032		481,000	496,840
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.116s, 2050		119,317,665	902,030
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.806s, 2036		2,694,428	1,560,181
FRB Ser. 05-10, Class 1A5A, 5.627s, 2035		238,571	159,246
FRB Ser. 06-AR7, Class 2A2A, 5.38s, 2036		2,025,251	1,154,393
FRB Ser. 05-10, Class 1A4A, 5.337s, 2035		2,553,466	1,627,835
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.118s, 2044		70,519,964	437,908
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.787s, 2014 (United
Kingdom)	GBP	868,987	974,391
FRB Ser. 05-CT2A, Class E, 1.787s, 2014 (United
Kingdom)	GBP	444,138	533,582
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037		$2,474,196	1,430,827
Ser. 07-16CB, Class 4A7, 6s, 2037		416,606	312,454
Ser. 06-45T1, Class 2A2, 6s, 2037		3,217,873	2,346,852
Ser. 06-45T1, Class 2A5, 6s, 2037		1,349,820	1,025,863
Ser. 06-J8, Class A4, 6s, 2037		4,284,733	2,442,298
Ser. 06-40T1, Class 1A11, 6s, 2037		1,878,599	1,427,217
Ser. 06-41CB, Class 1A7, 6s, 2037		1,458,703	1,050,266
Ser. 05-80CB, Class 2A1, 6s, 2036		3,475,060	2,675,796
FRB Ser. 07-HY4, Class 4A1, 5.634s, 2047		2,756,816	1,945,573
FRB Ser. 07-HY4, Class 3A1, 5.584s, 2047		1,894,323	1,338,150
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		2,658,402	2,605,234
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,671,243	1,262,311
FRB Ser. 06-23CBC, Class 2A5, 0.656s, 2036		5,996,125	2,908,121
FRB Ser. 06-18CB, Class A7, 0.606s, 2036		4,842,243	2,798,090
FRB Ser. 06-24CB, Class A13, 0.606s, 2036		1,892,717	1,179,399
FRB Ser. 06-OC10, Class 2A2A, 0.436s, 2036		4,050,000	2,189,491
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.514s, 2035		3,796,913	2,923,623
FRB Ser. 05-HYB4, Class 2A1, 2.915s, 2035		4,519,896	3,254,325
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.655s, 2035		13,282,195	1,936,959
Ser. 06-R2, Class AS, IO, 5.528s, 2036		3,980,676	487,633
Ser. 05-R3, Class AS, IO, 5.506s, 2035		806,997	106,927
Ser. 06-R1, Class AS, IO, 5.471s, 2036		2,400,401	267,045
Ser. 05-R2, Class 1AS, IO, 5.303s, 2035		1,759,872	237,542
Credit Suisse Mortgage Capital Certificates
Ser. 07-1, Class 1A4, 6.131s, 2037		1,383,818	889,968
Ser. 06-6, Class 1A4, 6s, 2036		1,526,099	913,371
Ser. 07-1, Class 1A1A, 5.942s, 2037		1,015,858	629,832
Ser. 07-3, Class 1A1A, 5.837s, 2037		1,275,412	803,510
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,449,788
Ser. 98-C1, Class F, 6s, 2040		1,880,000	2,053,603
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	95,652
FRB Ser. 05-TFLA, Class L, 2.106s, 2020		1,356,000	1,084,800
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.446s, 2036		2,715,986	1,387,063
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	552,708
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.59s, 2014 (United Kingdom)	GBP	519,525	58,254
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.844s, 2043		$1,117,809	227,393
Ser. T-57, Class 1AX, IO, 0.004s, 2043		2,794,142	37,482
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.363s, 2036		922,509	1,570,687
IFB Ser. 3182, Class PS, 27.575s, 2032		888,733	1,377,034
IFB Ser. 3182, Class SP, 27.575s, 2032		605,718	916,378
IFB Ser. 3211, Class SI, IO, 26.588s, 2036		559,799	389,016
IFB Ser. 06-115, Class ES, 25.535s, 2036		768,424	1,166,090
IFB Ser. 3408, Class EK, 24.762s, 2037		487,963	717,157

IFB Ser. 05-99, Class SA, 23.627s, 2035	737,289	1,084,272
IFB Ser. 3077, Class ST, IO, 23.627s, 2035	7,272,333	4,472,485
IFB Ser. 05-74, Class DM, 23.444s, 2035	1,446,754	2,144,877
IFB Ser. 08-24, Class SP, 22.344s, 2038	543,077	817,497
IFB Ser. 2979, Class AS, 23.334s, 2034	276,796	398,290
IFB Ser. 05-95, Class OP, 19.564s, 2035	543,470	815,774
IFB Ser. 3105, Class SI, IO, 18.958s, 2036	410,233	211,996
IFB Ser. 05-83, Class QP, 16.728s, 2034	697,868	910,762
IFB Ser. 3031, Class BS, 16.084s, 2035	969,886	1,338,186
IFB Ser. 03-W6, Class 4S, IO, 7.344s, 2042	5,823,067	1,157,626
IFB Ser. 03-W6, Class 5S, IO, 7.344s, 2042	11,944,719	2,445,287
IFB Ser. 2684, Class SP, IO, 7.244s, 2033	2,708,000	440,873
IFB Ser. 3184, Class SP, IO, 7.094s, 2033	5,771,107	639,831
IFB Ser. 3110, Class SP, IO, 7.044s, 2035	2,711,235	513,698
IFB Ser. 06-24, Class QS, IO, 6.944s, 2036	7,574,021	1,404,299
IFB Ser. 07-24, Class SD, IO, 6.494s, 2037	1,202,066	180,827
IFB Ser. 3149, Class SE, IO, 6.894s, 2036	1,502,344	291,845
IFB Ser. 3208, Class PS, IO, 6.844s, 2036	21,938,390	3,427,463
IFB Ser. 10-129, Class PS, IO, 6.444s, 2038	20,443,000	2,997,169
IFB Ser. 3287, Class SE, IO, 6.444s, 2037	3,801,051	600,490
IFB Ser. 06-23, Class SP, IO, 6.444s, 2036	1,441,785	228,480
IFB Ser. 2935, Class SX, IO, 6.444s, 2035	4,927,262	527,266
IFB Ser. 3031, Class BI, IO, 6.434s, 2035	960,305	175,200
IFB Ser. 10-100, Class CS, IO, 6.394s, 2040	8,455,161	1,262,244
IFB Ser. 3240, Class SM, IO, 6.394s, 2036	633,405	92,610
IFB Ser. 3147, Class SD, IO, 6.394s, 2036	4,245,000	599,474
IFB Ser. 3398, Class SI, IO, 6.394s, 2036	4,818,071	630,926
IFB Ser. 3067, Class SI, IO, 6.394s, 2035	18,925,367	3,172,081
IFB Ser. 04-92, Class SQ, IO, 6.394s, 2034	1,950,112	302,221
IFB Ser. 3065, Class DI, IO, 6.364s, 2035	732,039	122,090
IFB Ser. 06-103, Class SB, IO, 6.344s, 2036	549,474	74,757
IFB Ser. 3145, Class GI, IO, 6.344s, 2036	421,290	65,276
IFB Ser. 3114, Class IP, IO, 6.344s, 2036	4,903,471	729,784
IFB Ser. 05-57, Class MS, IO, 6.344s, 2035	4,677,635	546,424
IFB Ser. 10-100, Class SD, IO, 6.324s, 2040	7,637,789	1,123,359
IFB Ser. 3677, Class KS, IO, 6.294s, 2040	10,259,775	1,538,671
IFB Ser. 3485, Class SI, IO, 6.294s, 2036	910,144	148,727
IFB Ser. 3346, Class SC, IO, 6.294s, 2033	31,526,034	4,467,554
IFB Ser. 3346, Class SB, IO, 6.294s, 2033	18,442,653	2,603,918
IFB Ser. 3510, Class IA, IO, 6.244s, 2037	820,842	114,343
IFB Ser. 3653, Class BS, IO, 6.244s, 2028	11,562,715	980,865
IFB Ser. 3171, Class ST, IO, 6.229s, 2036	1,896,466	308,176
IFB Ser. 3449, Class SL, IO, 6.224s, 2037	177,838	23,862
IFB Ser. 3152, Class SY, IO, 6.224s, 2036	9,041,741	1,491,074
IFB Ser. 10-27, Class BS, IO, 6.194s, 2040	37,535,625	5,162,929
IFB Ser. 3361, Class SI, IO, 6.194s, 2037	194,418	27,432
IFB Ser. 3199, Class S, IO, 6.194s, 2036	3,711,340	574,478
IFB Ser. 3200, Class PI, IO, 6.194s, 2036	624,777	95,172
IFB Ser. 07-30, Class OI, IO, 6.184s, 2037	11,699,165	1,893,978
IFB Ser. 07-89, Class SA, IO, 6.174s, 2037	3,249,995	461,093
IFB Ser. 07-44, Class SB, IO, 6.174s, 2037	2,860,716	392,776
IFB Ser. 07-48, Class SG, IO, 6.174s, 2037	20,979,270	3,108,498
IFB Ser. 3510, Class AS, IO, 6.154s, 2037	399,511	64,793
IFB Ser. 3265, Class SC, IO, 6.154s, 2037	859,697	122,584
IFB Ser. 10-35, Class SG, IO, 6.144s, 2040	13,201,157	1,931,857
IFB Ser. 10-2, Class SD, IO, 6.044s, 2040	4,102,886	443,584
IFB Ser. 3242, Class SC, IO, 6.034s, 2036	14,301,922	1,897,239
IFB Ser. 3225, Class EY, IO, 6.034s, 2036	39,547,952	5,390,386
IFB Ser. 08-11, Class SC, IO, 6.024s, 2038	270,049	40,307
IFB Ser. 3621, Class SB, IO, 5.974s, 2040	18,226,475	2,254,821
IFB Ser. 09-88, Class SA, IO, 5.944s, 2039	1,092,838	137,938
IFB Ser. 3502, Class DS, IO, 5.894s, 2039	1,052,871	129,147
IFB Ser. 07-42, Class S, IO, 5.844s, 2037	8,459,015	1,052,538
IFB Ser. 07-30, Class UI, IO, 5.844s, 2037	1,681,630	226,878
IFB Ser. 07-32, Class SG, IO, 5.844s, 2037	261,806	31,952
IFB Ser. 10-110, Class SB, IO, 5.744s, 2040	16,809,056	2,320,994
IFB Ser. 3303, Class SD, IO, 5.834s, 2037	2,054,982	249,751
IFB Ser. 3309, Class SG, IO, 5.814s, 2037	3,087,389	413,903
IFB Ser. 3726, Class SQ, IO, 5.794s, 2038	14,776,255	2,135,021
IFB Ser. 3740, Class DS, IO, 5.76s, 2040	11,325,000	1,635,557
IFB Ser. 06-48, Class FG, zero %, 2036	91,778	91,424
Ser. 10-135, Class CS, IO, 6 1/2s, 2040 (FWC)	7,848,000	1,099,426
Ser. 10-135, Class SC, IO, 6 1/2s, 2040 (FWC)	11,652,000	1,547,968
Ser. 06-W3, Class 1AS, IO, 5.773s, 2046	915,007	138,714
Ser. 10-98, Class DI, IO, 5s, 2040	2,170,189	351,549
Ser. 3707, Class IK, IO, 5s, 2040	1,351,598	232,651
Ser. 3645, Class ID, IO, 5s, 2040	3,381,202	490,545
Ser. 10-21, Class IP, IO, 5s, 2039	6,971,900	1,010,926
Ser. 3653, Class KI, IO, 5s, 2038	7,905,197	1,109,257
Ser. 3687, Class HI, IO, 5s, 2038	5,609,775	895,488
Ser. 3632, Class CI, IO, 5s, 2038	4,340,995	650,107
Ser. 3626, Class DI, IO, 5s, 2037	3,193,974	308,218
Ser. 10-68, Class CI, IO, 5s, 2038	4,162,213	665,912
Ser. 3740, Class IP, IO, 5s, 2037	14,691,000	2,060,413
Ser. 3623, Class CI, IO, 5s, 2036	2,855,719	271,293
Ser. 378, Class 19, IO, 5s, 2035	9,678,170	1,155,332
Ser. 3751, Class SB, IO, 4 1/2s, 2040 (FWC)	17,102,000	2,415,144
Ser. 3747, Class HI, IO, 4 1/2s, 2037	36,136,000	4,437,953
Ser. 366, Class 22, IO, 4 1/2s, 2035	3,107,743	304,870
Ser. 3751, Class MI, IO, 4s, 2040 (FWC)	41,667,000	4,551,703
Ser. 3738, Class MI, IO, 4s, 2034	16,631,000	1,860,593
Ser. 3736, Class QI, IO, 4s, 2034	12,438,000	1,298,154
Ser. 3740, Class KI, IO, 4s, 2033	10,730,000	1,159,591
Ser. 3707, Class HI, IO, 4s, 2023	3,592,087	259,313
Ser. 3707, Class KI, IO, 4s, 2023	6,896,417	419,854
Ser. 03-W12, Class 2, IO, 2.23s, 2043	10,983,774	840,009
Ser. 03-W10, Class 3, IO, 1.781s, 2043	398,422	25,742
Ser. 03-W10, Class 1, IO, 1.665s, 2043	1,209,982	70,391
Ser. 03-W8, Class 12, IO, 1.64s, 2042	1,182,955	54,793

Ser. 03-W17, Class 12, IO, 1.137s, 2033	4,665,283	185,534
Ser. 06-26, Class NB, 1s, 2036	160,285	159,598
Ser. 03-T2, Class 2, IO, 0.811s, 2042	1,762,807	47,714
Ser. 00-T6, IO, 0.77s, 2030	4,934,479	105,806
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	5,017,819	109,540
Ser. 02-T18, IO, 0.508s, 2042	8,398,618	155,437
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	4,196,045	80,890
Ser. 3289, Class SI, IO, zero %, 2037	133,285	423
Ser. 3124, Class DO, PO, zero %, 2036	67,097	61,585
Ser. 2951, Class JO, PO, zero %, 2035	9,887	8,606
Ser. 2985, Class CO, PO, zero %, 2035	33,730	29,992
Ser. 05-50, Class LO, PO, zero %, 2035	5,752	5,697
Ser. 99-51, Class N, PO, zero %, 2029	79,228	72,753
FRB Ser. 3345, Class TY, zero %, 2037	37,383	37,142
FRB Ser. 3299, Class FD, zero %, 2037	51,779	51,513
FRB Ser. 3304, Class UF, zero %, 2037	197,754	195,057
FRB Ser. 3273, Class HF, zero %, 2037	3,599	3,587
FRB Ser. 3251, Class TC, zero %, 2036	151,002	148,115
FRB Ser. 3067, Class SF, zero %, 2035	78,229	77,568
FRB Ser. 3072, Class TJ, zero %, 2035	66,870	61,297
FRB Ser. 3047, Class BD, zero %, 2035	51,200	50,499
FRB Ser. 3052, Class TJ, zero %, 2035	24,428	23,876
FRB Ser. 3326, Class WF, zero %, 2035	62,030	59,917
FRB Ser. 3030, Class EF, zero %, 2035	69,307	59,180
FRB Ser. 3033, Class YF, zero %, 2035	80,991	77,801
FRB Ser. 3251, Class TP, zero %, 2035	31,104	30,921
FRB Ser. 3412, Class UF, zero %, 2035	48,182	41,614
FRB Ser. 3007, Class LU, zero %, 2035	29,993	25,398
FRB Ser. 05-91, Class EF, zero %, 2035	5,738	5,742
FRB Ser. 05-45, Class FG, zero %, 2035	251,642	244,732
FRB Ser. 2947, Class GF, zero %, 2034	33,265	33,013
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.128s, 2020	5,911,423	188,279
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	628,037
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,350,408
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	288,562	230,850
Government National Mortgage Association
IFB Ser. 09-88, Class MS, IO, 6.644s, 2039	6,120,941	680,997
IFB Ser. 09-76, Class MS, IO, 6.644s, 2039	793,543	89,901
IFB Ser. 09-61, Class SA, IO, 6.444s, 2039	16,969,552	1,929,777
IFB Ser. 10-98, Class CS, IO, 6.444s, 2038	2,702,264	454,494
IFB Ser. 10-98, Class SA, IO, 6.444s, 2038	2,613,919	437,727
IFB Ser. 10-32, Class SP, IO, 6.444s, 2036	3,601,749	422,161
IFB Ser. 10-142, Class SA, IO, 6.44s, 2039 (F)	9,967,000	1,460,347
IFB Ser. 10-125, Class CS, IO, 6.394s, 2040	10,926,438	1,778,107
IFB Ser. 10-85, Class SA, IO, 6.394s, 2040	1,127,638	179,249
IFB Ser. 10-85, Class HS, IO, 6.394s, 2040	8,311,875	1,286,096
IFB Ser. 10-85, Class AS, IO, 6.394s, 2039	3,700,861	566,602
IFB Ser. 10-113, Class AS, IO, 6.394s, 2039	2,618,854	445,362
IFB Ser. 10-85, Class SD, IO, 6.394s, 2038	2,470,322	375,835
IFB Ser. 10-113, Class LS, IO, 6.344s, 2040	8,245,757	1,222,928
IFB Ser. 10-80, Class S, IO, 6.344s, 2040	928,090	149,209
IFB Ser. 10-98, Class QS, IO, 6.344s, 2040	3,503,848	537,000
IFB Ser. 10-98, Class YS, IO, 6.344s, 2039	3,623,992	549,578
IFB Ser. 10-47, Class HS, IO, 6.344s, 2039	1,683,179	264,916
IFB Ser. 10-31, Class HS, IO, 6.344s, 2039	6,541,717	948,804
IFB Ser. 10-113, Class JS, IO, 6.344s, 2038	6,159,503	1,083,395
IFB Ser. 10-68, Class SD, 6.324s, 2040	8,168,555	1,246,087
IFB Ser. 10-88, Class SA, IO, 6.294s, 2040	8,685,517	1,220,489
IFB Ser. 10-60, Class S, IO, 6.244s, 2040	6,444,167	881,627
IFB Ser. 10-62, Class PS, IO, 6.244s, 2040	9,739,324	1,412,202
IFB Ser. 09-104, Class KS, IO, 6.244s, 2039	12,906,061	1,408,180
IFB Ser. 10-53, Class SA, IO, 6.244s, 2039	7,610,901	1,089,493
IFB Ser. 10-31, Class GS, IO, 6.244s, 2039	8,899,585	1,312,244
IFB Ser. 10-2, Class SA, IO, 6.244s, 2037	3,948,286	496,971
IFB Ser. 09-24, Class SA, IO, 6.244s, 2037	13,121,835	928,107
IFB Ser. 09-127, Class PS, IO, 6.194s, 2038	14,439,598	2,105,587
IFB Ser. 09-35, Class SP, IO, 6.144s, 2037	6,100,350	705,566
IFB Ser. 09-106, Class SC, IO, 6.094s, 2039	5,262,036	606,976
IFB Ser. 10-20, Class SE, IO, 5.994s, 2040	22,528,640	2,842,213
IFB Ser. 10-26, Class QS, IO, 5.994s, 2040 (F)	20,638,417	3,043,386
IFB Ser. 09-72, Class SM, IO, 5.994s, 2039	3,988,271	453,666
IFB Ser. 09-92, Class SA, IO, 5.994s, 2039	4,079,359	474,629
IFB Ser. 09-77, Class SB, IO, 5.994s, 2038	328,001	40,285
IFB Ser. 10-20, Class SC, IO, 5.894s, 2040	30,737,920	4,331,895
IFB Ser. 09-122, Class WS, IO, 5.894s, 2039	8,781,856	858,339
IFB Ser. 09-66, Class BS, IO, 5.834s, 2039	26,876,424	2,941,128
Ser. 10-151, Class SA, IO, 5.79s, 2040 (FWC)	11,877,000	1,798,772
IFB Ser. 09-55, Class SN, IO, 5.744s, 2039	9,431,523	912,123
IFB Ser. 10-85, Class SN, IO, 5.684s, 2040	6,001,088	858,636
IFB Ser. 10-15, Class BS, IO, 5.524s, 2040	8,246,076	919,953
IFB Ser. 10-58, Class AI, IO, 5.514s, 2040	12,145,793	1,401,989
IFB Ser. 10-20, Class SD, IO, 5.424s, 2040	9,716,802	1,234,617
IFB Ser. 10-35, Class DX, IO, 5.424s, 2035	5,933,975	559,693
Ser. 09-101, Class IL, IO, 5s, 2038	3,804,729	586,347
Ser. 10-43, Class JI, IO, 5s, 2037	1,217,903	153,760
Ser. 10-101, Class NI, IO, 5s, 2036	14,752,291	1,858,789
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	13,306,703	1,929,472
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	968,823	93,650
Ser. 06-36, Class OD, PO, zero %, 2036	43,824	41,050
FRB Ser. 07-73, Class KI, IO, zero %, 2037	313,981	1,327
FRB Ser. 07-73, Class KM, zero %, 2037	31,256	28,651
FRB Ser. 07-16, Class WF, zero %, 2037	88,309	87,721
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.283s, 2039	156,677,553	3,092,371
GSMPS Mortgage Loan Trust

Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		597,906	580,655
FRB Ser. 05-RP2, Class 1AF, 0.606s, 2035		1,909,175	1,603,707
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP3, Class 1AS, IO, 5.417s, 2035		365,097	48,405
FRB Ser. 05-RP3, Class 1AF, 0.606s, 2035		381,205	324,024
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.952s, 2037		5,731,073	3,897,130
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.366s, 2037		2,712,140	1,518,799
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.558s, 2036		1,423,729	842,153
FRB Ser. 06-AR3, Class 2A1A, 5.557s, 2036		2,416,841	1,323,220
FRB Ser. 07-AR15, Class 1A1, 5.55s, 2037		2,544,867	1,635,077
FRB Ser. 06-AR25, Class 3A1, 5.531s, 2036		2,388,932	1,397,525
FRB Ser. 07-AR9, Class 2A1, 5.455s, 2037		2,568,421	1,752,947
FRB Ser. 05-AR31, Class 3A1, 4.854s, 2036		5,835,424	3,676,317
FRB Ser. 07-AR11, Class 1A1, 4.827s, 2037		1,886,137	1,037,375
FRB Ser. 06-AR41, Class A3, 0.436s, 2037		1,612,697	782,158
FRB Ser. 06-AR35, Class 2A1A, 0.426s, 2037		3,556,899	1,859,988
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.898s, 2036		1,675,124	1,306,597
FRB Ser. 06-A6, Class 1A1, 0.416s, 2036		2,018,607	1,163,301
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 08-C2, Class X, IO, 0.439s, 2051		87,080,924	1,954,322
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.159s, 2051		129,911,131	1,344,229
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		492,082	372,062
Ser. 98-C4, Class J, 5.6s, 2035		965,000	879,308
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034		1,245,216	1,170,503
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 3.276s, 2035		649,467	513,449
Ser. 96-C2, Class JS, IO, 2.285s, 2028		1,622,414	82,630
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.177s, 2049		115,598,909	1,277,715
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.979s, 2037		1,084,787	103,055
Ser. 07-C5, Class X, IO, 4.654s, 2017		4,520,480	361,638
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		2,455,000	2,608,996
Ser. 07-HQ13, Class A2, 5.649s, 2044		2,498,000	2,625,020
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		3,360,000	2,688,000
Ser. 07-HQ13, Class X1, IO, 0.475s, 2044		98,058,774	1,961,175
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.667s, 2036		1,503,953	1,037,728
Ser. 06-6AR, Class 2A, 5.411s, 2036		4,817,875	2,987,083
FRB Ser. 07-11AR, Class 2A1, 5.4s, 2037		5,466,469	2,746,901
FRB Ser. 07-14AR, Class 6A1, 5.373s, 2037		9,078,402	5,900,962
FRB Ser. 07-15AR, Class 2A1, 5.254s, 2037		1,173,131	806,464
FRB Ser. 07-11AR, Class 2A5, 4.761s, 2037		1,547,523	764,090
Ser. 05-5AR, Class 2A1, 3.049s, 2035		1,729,601	1,158,832
FRB Ser. 06-5AR, Class A, 0.506s, 2036		3,578,219	1,968,021
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.73s, 2012		4,008	59
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.794s, 2035		196,751	35,564
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		285,000	8,550
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		1,431,974	1,088,301
Ser. 06-A5CB, Class A6, 6s, 2036		1,799,194	1,076,143
FRB Ser. 05-A2, Class A1, 0.756s, 2035		2,867,527	2,014,928
STRIPS 144A
Ser. 03-1A, Class N, 5s, 2018		376,000	304,560
Ser. 04-1A, Class N, 5s, 2018		123,931	106,581
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		2,959,770	1,621,515
FRB Ser. 05-23, Class 3A1, 5.882s, 2036		1,220,370	903,074
FRB Ser. 06-4, Class 6A, 5.711s, 2036		1,026,170	756,800
FRB Ser. 06-9, Class 1A1, 5.369s, 2036		1,618,463	973,434
FRB Ser. 06-12, Class 1A1, 0.416s, 2037		4,038,597	2,402,965
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2037		8,580,016	1,328,791
Ser. 05-RF7, Class A, IO, 5.449s, 2035		1,994,474	277,837
Ser. 07-4, Class 1A4, IO, 1s, 2037		11,825,217	381,351
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.664s, 2035		1,855,300	261,805
Ser. 05-RF3, Class 1A, IO, 5.469s, 2035		1,659,128	226,056
Ser. 05-RF6, Class A, IO, 5.274s, 2043		783,547	109,428
Ser. 07-RF1, Class 1A, IO, 5.172s, 2037		9,067,993	1,174,174
Ser. 06-RF4, Class 1A, IO, 4.944s, 2036		717,714	98,746
FRB Ser. 05-RF3, Class 1A, 0.606s, 2035		3,113,971	2,592,381
FRB Ser. 05-RF1, Class A, 0.606s, 2035		1,855,300	1,521,346
Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	409,653	45,934
Wachovia Bank Commercial Mortgage Trust Ser. 07-C34,
IO, 0.376s, 2046		$34,245,853	557,180
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.556s, 2018		917,000	550,200
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.254s, 2037		6,625,525	4,836,634

Total mortgage-backed securities (cost $335,924,929)			$361,562,856

CORPORATE BONDS AND NOTES (26.8%)(a)
		Principal amount	Value

Basic materials (2.1%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		$332,000	$348,600
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		108,000	129,600
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		219,000	196,005
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		200,000	212,500
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.292s, 2013 (Netherlands)		505,000	457,656
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		735,000	781,856
FMG Resources August 2006 Pty, Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		428,000	631,300
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		320,000	329,400
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		524,000	592,120
Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017		135,000	145,125
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		110,000	113,575
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		110,000	116,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		114,000	119,985
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		375,000	402,656
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		200,000	208,000
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		210,000	230,213
Ineos Finance PLC 144A company guaranty sr. notes
9 1/4s, 2015 (United Kingdom)	EUR	270,000	400,397
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		$305,000	324,825
International Paper Co. sr. unsec. notes 9 3/8s, 2019		226,000	297,190
Lyondell Chemical Co. sr. notes 11s, 2018		1,315,000	1,472,800
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		790,000	865,050
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		456,000	520,980
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		137,000	144,193
Momentive Performance Materials, Inc. 144A notes 9s,
2021		400,000	415,000
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		175,000	203,000
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		546,000	563,063
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		135,000	138,038
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	834,000	1,344,691
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$125,000	144,979
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.735s, 2013
(France)	EUR	56,501	77,970
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	130,000	184,588
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$380,000	427,019
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		200,000	202,497
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.149s, 2015 (Germany)	EUR	339,000	432,470
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$630,000	647,325
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		380,000	425,600
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		357,000	392,700
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		398,000	425,363
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		550,000	585,750
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		399,000	11,970
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		487,000	622,143
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		291,000	359,385
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		890,000	1,108,199
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		170,000	180,625
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		125,000	130,156
Tutor Perini Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2018		170,000	168,938
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		225,000	242,156
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		672,000	749,280
			19,222,981

Capital goods (1.4%)
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		333,000	350,483
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		466,000	483,475
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		501,380	543,371
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	130,000	185,345

Berry Plastics Corp. company guaranty sr. notes
8 7/8s, 2014		$956,000	972,730
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		915,000	967,613
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		170,000	182,750
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		115,000	120,750
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	100,000	145,598
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		$70,000	72,975
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	304,000	420,453
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		$380,000	421,800
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	1,032,989
Manitowoc Co., Inc. (The) company guaranty sr. unsec.
notes 8 1/2s, 2020		240,000	250,500
Mueller Water Products, Inc. 144A company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		70,000	75,863
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	350,000	469,138
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	714,000	1,084,417
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	843,000	1,227,931
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		$185,000	192,169
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		310,000	323,175
Ryerson, Inc. company guaranty sr. notes 12s, 2015		777,000	808,080
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		567,000	586,845
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		175,000	186,813
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		343,000	362,723
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		155,000	159,263
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		716,000	735,690
			12,362,939

Communication services (3.3%)
Angel Lux Common S.A.R.L. notes Ser. REGS, 8 1/4s,
2016 (Denmark)	EUR	136,000	199,610
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		$400,000	442,500
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		957,525	1,146,636
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		145,000	154,063
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		347,000	371,290
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		195,000	196,463
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		180,000	173,700
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		695,000	769,713
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		441,000	461,948
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		870,000	952,650
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,110,000	1,196,025
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		135,000	150,525
CSC Holdings, LLC sr. notes 6 3/4s, 2012		196,000	205,065
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	477,050
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		140,000	159,600
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		1,586,000	1,800,110
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		350,000	374,500
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		144,000	155,700
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		586,000	627,753
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		525,000	536,813
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		942,000	974,970
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		820,000	803,600
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	551,000	767,882
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		$229,000	242,168
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		274,000	287,015
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		640,000	684,800
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		990,000	1,122,413
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		306,000	329,715
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		445,000	470,588
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		359,000	366,180

Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		140,000	142,800
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	165,663
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,566,000	1,718,685
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	416,380
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		235,000	264,375
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		405,000	446,513
Sprint Capital Corp. notes 8 3/8s, 2012		145,000	154,969
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,450,000	2,701,125
Sunrise Communications Holdings SA 144A company
guaranty sr. notes 8 1/2s, 2018 (Luxembourg)	EUR	145,000	209,922
Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	CHF	160,000	169,669
Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	100,000	144,135
TDC A/S sr. unsec. unsub. bonds 5 7/8s, 2015 (Denmark)	EUR	214,000	324,510
Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	678,000	1,019,122
Unitymedia Hessen/NRW 144A company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	489,000	710,969
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	677,000	1,006,443
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	79,000	143,263
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, zero %, 2017 (Luxembourg) (PIK)	EUR	450,012	723,127
Windstream Corp. company guaranty 8 5/8s, 2016		$1,479,000	1,571,438
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		584,000	638,020
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		140,000	150,850
			29,423,023

Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		270,000	299,700
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		160,000	174,400
			474,100

Consumer cyclicals (4.6%)
Affinia Group Holdings, Inc. 144A sr. notes 10 3/4s,
2016		55,000	61,119
Affinion Group, Inc. company guaranty 11 1/2s, 2015		560,000	593,600
Affinion Group, Inc. company guaranty 10 1/8s, 2013		635,000	653,256
AMC Entertainment, Inc. company guaranty 11s, 2016		485,000	517,131
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		399,000	402,990
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		585,000	568,913
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		430,000	421,400
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		605,000	654,913
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		600,000	621,000
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		520,000	530,400
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		117,000	120,510
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		235,000	244,988
Building Materials Corp. 144A sr. notes 7s, 2020		140,000	145,950
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		180,000	180,000
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		585,000	615,713
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		265,000	273,281
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	92,000	132,870
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$450,000	347,625
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		1,083,000	1,183,178
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	507,000	715,631
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		$305,000	330,925
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		599,000	658,900
DR Horton, Inc. sr. notes 7 7/8s, 2011		60,000	62,250
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		262,000	293,440
DISH DBS Corp. company guaranty 7 1/8s, 2016		135,000	143,100
DISH DBS Corp. company guaranty 6 5/8s, 2014		1,488,000	1,575,420
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		460,000	496,800
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 5/8s, 2015		585,000	620,594
Goodman Global Group, Inc. sr. unsec. disc. notes zero
%, 2014		694,000	446,763
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		605,000	666,256
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		697,000	798,065
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)		195,000	215,515
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		260,000	293,278

Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014		930,000	927,675
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		350,000	303,625
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		845,000	933,725
Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 (R)		140,000	145,425
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		420,000	459,375
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		350,000	331,625
ISS Financing PLC sr. bond Ser. REGS, 11s, 2014
(United Kingdom)	EUR	225,000	344,073
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	250,000	362,217
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	75,000	105,859
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$615,000	654,206
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		225,000	259,875
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		520,000	565,500
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		585,000	650,813
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,760,000	1,812,800
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		155,000	164,300
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		675,000	710,438
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		180,000	199,350
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	335,000	478,536
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		$760,000	106,400
Michaels Stores, Inc. 144A sr. notes 7 3/4s, 2018		325,000	321,750
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		485,000	506,825
Navistar International Corp. sr. notes 8 1/4s, 2021		610,000	667,188
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		625,000	653,125
Nielsen Finance LLC Co. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		345,000	357,506
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		61,000	64,126
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		796,000	810,925
Nortek, Inc. company guaranty sr. notes 11s, 2013		426,133	453,832
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		1,148,000	1,383,340
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		115,000	127,363
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		230,000	236,038
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		120,000	129,300
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		625,000	621,875
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		354,000	371,700
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		145,000	146,813
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		355,000	406,031
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		323,000	322,193
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		243,000	252,720
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		932,000	1,045,005
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		81,000	79,380
Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		45,000	47,363
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		820,000	936,850
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017		135,000	146,138
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		105,000	108,938
Travelport LLC company guaranty 11 7/8s, 2016		375,000	405,000
Travelport LLC company guaranty 9 7/8s, 2014		325,000	338,813
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		210,000	213,150
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	235,000	335,575
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$175,000	186,375
TVN Finance Corp. PLC company guaranty sr. unsec. Ser.
REGS, 10 3/4s, 2017 (United Kingdom)	EUR	120,000	189,700
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	340,000	537,485
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		$380,000	383,800
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		570,000	604,200
Umbrella Aquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		932,730	989,860
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		554,961	172,038
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016		130,000	140,075
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020		250,000	271,250
XM Satellite Radio, Inc. 144A company guaranty sr.

unsec. notes 13s, 2013		205,000	244,463
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		480,000	493,200
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		310,000	322,013
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		501,000	548,595
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		160,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		469,000	--
			41,673,507

Consumer staples (1.1%)
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		170,069	2,626
Avis Budget Car Rental, LLC / Avis Budget Finance,
Inc. company guaranty sr. unsec. unsub. notes 9 5/8s,
2018		275,000	295,625
Avis Budget Car Rental, LLC / Avis Budget Finance,
Inc. company guaranty sr. unsec. unsub. notes 7 3/4s,
2016		730,000	739,125
Blue Acquisition Sub., Inc. 144A company guaranty sr.
unsec. notes 9 7/8s, 2018		432,000	465,480
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		463,000	486,150
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		505,000	544,769
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		142,000	156,200
Dean Foods Co. company guaranty 7s, 2016		114,000	114,000
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		265,000	282,225
Dole Food Co. 144A sr. sec. notes 8s, 2016		380,000	403,750
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.399s, 2013 (France)	EUR	354,000	468,675
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		$147,000	108,045
Hertz Corp. company guaranty 8 7/8s, 2014		395,000	405,863
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		155,000	159,650
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	360,000	529,076
Libbey Glass, Inc. 144A sr. notes 10s, 2015		$127,000	138,113
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		330,000	344,025
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018 (FWC)		170,000	177,225
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		620,000	597,525
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		542,000	460,700
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		125,000	128,750
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		270,000	292,275
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		269,000	269,000
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		130,000	149,825
Spectrum Brands Holdings, Inc. 144A sr. notes 9 1/2s,
2018		614,000	681,924
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		140,000	142,275
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		120,000	144,300
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		170,000	172,550
West Corp. company guaranty 9 1/2s, 2014		660,000	691,350
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		69,000	71,588
			9,622,684

Energy (5.1%)
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		585,000	649,884
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		720,000	788,400
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		582,000	587,820
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		150,000	136,875
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		175,000	189,000
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018		335,000	339,188
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		655,000	655,000
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		325,000	342,063
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		1,150,000	1,334,000
Complete Production Services, Inc. company guaranty
8s, 2016		770,000	810,425
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		807,000	804,983
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		230,000	248,400
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		293,000	326,695
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		1,667,000	1,825,365
Crosstex Energy/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018		850,000	918,000
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		302,000	335,975
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		775,000	804,063
Dong Energy A/S unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	513,882
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		$945,000	930,825

Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		464,000	457,040
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014		1,010,000	1,022,625
Forest Oil Corp. sr. notes 8s, 2011		1,465,000	1,538,250
Gazprom Via Gaz Capital SA 144A sr. unsec. notes
7.288s, 2037 (Russia)		575,000	623,875
Gazprom Via Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		780,000	846,300
Gazprom Via Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		316,000	369,101
Gazprom Via Gaz Capital SA 144A sr. sec. bond 9 1/4s,
2019 (Russia)		1,855,000	2,322,015
Gazprom Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)		485,000	507,431
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,010,000	1,045,350
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		790,000	790,000
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		385,000	393,663
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	222,000	373,597
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020
(Kazakhstan)		$355,000	377,365
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		355,000	380,294
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		1,080,000	1,112,400
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		450,000	489,839
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		698,000	713,705
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015		265,000	280,900
Bristow Group, Inc. company guaranty 6 1/8s, 2013		575,000	580,750
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		1,010,000	765,075
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)		470,000	477,638
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		415,000	423,300
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,321,000	1,496,033
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		44,000	49,170
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		340,000	377,117
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		325,000	362,297
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		960,000	1,210,560
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		300,000	345,650
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		5,035,000	2,970,650
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		650,000	304,200
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		650,000	313,950
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		600,000	387,600
Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)		2,005,000	1,182,950
Petroleos Mexicanos company guaranty sr. unsec. unsub.
notes 5 1/2s, 2021 (Mexico)		800,000	869,760
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		215,000	267,998
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,162,000	1,208,015
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		539,000	603,680
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		280,000	295,400
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	155,250
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		645,000	736,106
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		690,000	855,600
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		950,000	1,157,813
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020		350,000	375,375
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		290,000	302,325
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		1,060,000	1,060,000
Gazprom Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)		485,000	584,643
Williams Cos., Inc. (The) notes 7 3/4s, 2031		256,000	285,872
			46,189,370

Financials (4.6%)
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		1,320,000	1,425,600
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012		117,000	121,388

Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012		818,000	858,900
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012		851,000	883,976
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		104,000	107,380
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014		85,000	75,473
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8.3s, 2015		240,000	261,600
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058		440,000	468,600
Banco Do Brasil 144A sr. unsec. 5.809s, 2017 (Brazil)	BRL	855,000	506,422
Biz Finance PLC for Ukreximbank sr. unsec. unsub.
bonds 8 3/8s, 2015 (United Kingdom)		$425,000	438,783
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012		1,060,500	1,042,869
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037		284,000	284,000
CB Richard Ellis Services, Inc. 144A company guaranty
sr. unsec. notes 6 5/8s, 2020		240,000	243,600
CIT Group, Inc. sr. bonds 7s, 2017		1,766,000	1,757,170
CIT Group, Inc. sr. bonds 7s, 2016		1,267,000	1,262,249
CIT Group, Inc. sr. bonds 7s, 2015		337,000	336,579
CIT Group, Inc. sr. bonds 7s, 2014		221,000	222,105
CIT Group, Inc. sr. bonds 7s, 2013		450,000	455,625
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	486,000	661,190
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	185,463
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	136,181
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		895,000	920,731
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		600,000	630,266
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
3 3/4s, 2011	RUB	46,000,000	1,481,476
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.18s,
2012	INR	37,500,000	880,838
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$290,000	316,463
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		641,000	659,429
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		1,330,000	1,183,466
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		247,000	255,645
Pinafore LLC/Pinafore, Inc. 144A company guaranty sr.
notes 9s, 2018		215,000	230,050
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		5,400,000	5,406,750
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 3/4s, 2018 (Russia)		775,000	871,875
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 1/8s, 2014 (Russia)		775,000	834,133
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)		235,000	243,225
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		257,000	273,529
State Bank of India/London 144A sr. unsec. notes
4 1/2s, 2015 (India)		360,000	377,647
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.251s, 2014		120,000	103,800
VTB Bank Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		1,065,000	1,098,281
VTB Bank Via VTD Capital SA 144A sr. unsec. notes
7 1/2s, 2011 (Russia)		1,660,000	1,740,925
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		4,520,000	4,779,900
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		2,934,000	3,025,688
VTB Bank Via VTB Capital SA 144A sr. unsec. unsub.
notes 6.609s, 2012 (Russia)		3,965,000	4,231,805
			41,281,075

Health care (1.5%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	364,000	500,827
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		$580,000	643,800
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		380,000	414,200
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		632,000	676,240
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		110,000	113,163
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		340,000	347,650
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015		125,000	145,938
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		1,028,000	1,117,950
HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,587,000	1,717,928
HCA, Inc. sr. sec. notes 9 1/8s, 2014		470,000	492,619
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		345,000	369,150
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,065,000	1,072,988
Select Medical Corp. company guaranty 7 5/8s, 2015		767,000	777,546
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,412,000	1,426,120
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		27,000	29,093
Surgical Care Affiliates, Inc. 144A sr. sub. notes

10s, 2017		640,000	659,200
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		329,569	338,632
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		140,000	156,800
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018		276,000	320,160
Tenet Healthcare Corp. sr. notes 9s, 2015		1,220,000	1,342,000
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020		415,000	421,744
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)		290,000	283,475
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		70,000	73,500
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		70,000	73,063
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		590,000	629,740
			14,143,526

Technology (1.1%)
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020		140,000	148,400
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		139,000	135,178
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		547,000	531,958
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020		380,000	415,150
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017		462,000	500,115
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		736,314	622,185
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		225,000	190,125
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		400,000	291,000
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020		175,000	183,969
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		59,493	60,608
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		1,038,000	1,056,165
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		9,000	8,786
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		745,000	819,500
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		1,035,000	1,122,975
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		290,000	325,163
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		1,091,000	1,190,554
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		690,000	727,088
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		780,000	798,525
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		711,000	860,310
			9,987,754

Transportation (0.2%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		260,000	268,450
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	353,000	589,146
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	280,000	398,613
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$347,000	384,303
			1,640,512

Utilities and power (1.7%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,140,000	1,254,000
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		380,000	398,050
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		995,000	1,034,800
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		615,000	630,425
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		580,000	395,850
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		289,000	232,645
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		135,000	131,625
Edison Mission Energy sr. unsec. notes 7.2s, 2019		292,000	210,240
Edison Mission Energy sr. unsec. notes 7s, 2017		44,000	32,450
El Paso Corp. sr. unsec. notes 7s, 2017		160,000	174,406
El Paso Natural Gas Co. debs. 8 5/8s, 2022		577,000	742,306
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		1,390,000	1,455,889
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		539,000	564,550
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		685,000	667,875
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		105,000	102,375
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		220,000	239,800
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		525,000	651,656
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		2,425,000	2,981,829
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		205,000	210,638

NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,555,000	1,619,144
NV Energy, Inc. sr. unsec. unsub. notes 8 5/8s, 2014		574,000	591,220
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		120,000	124,914
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		145,000	155,051
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		36,000	36,580
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	511,353
			15,149,671

Total corporate bonds and notes (cost $229,202,586)			$241,171,142

ASSET-BACKED SECURITIES (14.5%)(a)
		Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.406s, 2036		$217,000	$115,367
FRB Ser. 06-HE3, Class A2C, 0.406s, 2036		271,000	133,816
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.416s, 2036		150,698	92,864
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.131s, 2034		88,066	21,052
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,477,565	1,056,459
FRB Ser. 00-A, Class A1, 0.416s, 2030		256,781	40,762
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1,
Class A1A, 0.326s, 2037		981,072	388,200
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,225,740	1,847,365
Ser. 00-4, Class A6, 8.31s, 2032		6,352,407	5,018,402
Ser. 00-5, Class A7, 8.2s, 2032		1,166,642	1,020,812
Ser. 00-1, Class A5, 8.06s, 2031		1,598,781	1,295,012
Ser. 00-4, Class A5, 7.97s, 2032		318,339	249,896
Ser. 00-5, Class A6, 7.96s, 2032		1,324,715	1,126,008
Ser. 02-1, Class M1F, 7.954s, 2033		850,000	901,608
Ser. 01-1, Class A5, 6.99s, 2031		6,488,519	6,683,174
Ser. 01-3, Class A4, 6.91s, 2033		11,649,603	12,057,339
FRB Ser. 02-1, Class M1A, 2.304s, 2033		4,468,000	3,633,570
FRB Ser. 01-4, Class M1, 2.004s, 2033		573,000	297,820
Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A3, 0.466s, 2047		3,262,000	1,133,545
FRB Ser. 07-8, Class 2A3, 0.446s, 2037		4,083,000	1,551,540
FRB Ser. 07-3, Class 2A2, 0.426s, 2047		1,957,000	1,369,188
FRB Ser. 06-23, Class 2A3, 0.426s, 2037		1,970,000	1,023,293
FRB Ser. 06-22, Class 2A3, 0.416s, 2034		3,355,000	1,719,438
FRB Ser. 06-24, Class 2A3, 0.406s, 2047		7,099,000	3,194,550
FRB Ser. 06-21, Class 2A3, 0.406s, 2037		1,991,000	1,005,455
FRB Ser. 07-1, Class 2A3, 0.396s, 2037		6,008,000	2,177,900
FRB Ser. 07-1, Class 2A2, 0.356s, 2037		2,985,000	2,343,225
Credit-Based Asset Servicing and Securitization
FRB Ser. 06-CB9, Class A2, 0.366s, 2036		2,341,000	1,059,303
FRB Ser. 07-CB1, Class AF1A, 0.326s, 2037		1,238,006	439,121
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		854,760	85,476
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.496s, 2036		2,599,000	1,306,647
FRB Ser. 06-FF18, Class A2D, 0.466s, 2037		2,255,000	1,127,500
FRB Ser. 06-FF18, Class A2C, 0.416s, 2037		7,344,000	3,745,440
FRB Ser. 06-FF13, Class A2C, 0.416s, 2036		2,406,000	1,178,940
FRB Ser. 06-FF11, Class 2A3, 0.406s, 2036		2,540,000	1,275,232
FRB Ser. 06-FF7, Class 2A3, 0.406s, 2036		1,414,685	948,605
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.586s, 2036		498,000	282,597
FRB Ser. 06-2, Class 2A3, 0.426s, 2036		589,000	349,110
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.55s, 2043 (F)	EUR	2,785,000	1,893,856
FRB Ser. 03-2, Class 3C, 3.29s, 2043 (F)	GBP	1,337,631	909,617
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,682,107	1,295,222
Ser. 94-4, Class B2, 8.6s, 2019		633,239	335,008
Ser. 93-1, Class B, 8.45s, 2018		431,607	355,759
Ser. 96-6, Class M1, 7.95s, 2027		1,075,000	1,085,750
Ser. 99-5, Class A5, 7.86s, 2029		6,618,796	6,056,198
Ser. 96-8, Class M1, 7.85s, 2027		754,000	756,409
Ser. 96-2, Class M1, 7.6s, 2026		608,000	583,680
Ser. 95-8, Class B1, 7.3s, 2026		704,416	685,065
Ser. 95-4, Class B1, 7.3s, 2025		726,329	694,501
Ser. 97-6, Class M1, 7.21s, 2029		1,842,000	1,617,179
Ser. 95-F, Class B2, 7.1s, 2021		21,873	21,193
Ser. 98-2, Class A6, 6.81s, 2027		567,675	602,793
Ser. 99-3, Class A7, 6.74s, 2031		935,962	950,002
FRN Ser. 98-4, Class A6, 6.53s, 2030		267,125	279,561
Ser. 99-2, Class A7, 6.44s, 2030		223,374	223,180
Ser. 99-1, Class A6, 6.37s, 2025		30,782	31,398
Ser. 98-4, Class A5, 6.18s, 2030		672,696	702,684
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		2,746,472	2,842,598
GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.496s, 2036		517,216	279,297
FRB Ser. 06-19, Class A1, 0.346s, 2036		3,706,607	1,890,370
FRB Ser. 06-17, Class A1, 0.316s, 2036		4,585,556	2,246,922
FRB Ser. 06-12, Class A1, 0.306s, 2036		2,822,392	1,443,936
GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.376s, 2047		1,356,475	1,275,086
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.256s, 2030		751,720	37,586
FRB Ser. 05-1A, Class E, 2.056s, 2030		160,947	24,142
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.586s, 2036		248,000	214,022
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,

Class A4, 0.546s, 2035		211,000	132,908
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037		2,101,919	1,229,623
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.876s, 2035		497,000	342,260
FRB Ser. 06-4, Class 2A4, 0.516s, 2036		240,000	97,250
FRB Ser. 06-WL1, Class 2A3, 0.496s, 2046		5,094,268	3,731,552
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.506s, 2032		2,025,781	1,823,203
MASTR Asset Backed Securities Trust
FRB Ser. 06-FRE2, Class A4, 0.406s, 2036		112,417	57,123
FRB Ser. 07-WMC1, Class A3, 0.356s, 2037		3,356,995	1,174,948
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 07-1, Class A2C, 0.506s, 2037		3,435,000	1,717,500
FRB Ser. 07-1, Class A2B, 0.426s, 2037		3,008,148	1,669,522
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		197,247	190,631
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.936s, 2035		210,223	120,723
FRB Ser. 05-HE1, Class M3, 0.776s, 2034		310,000	265,540
Morgan Stanley Capital, Inc.
FRB Ser. 04-HE8, Class B3, 3.456s, 2034		111,592	16,887
FRB Ser. 06-HE6, Class A2D, 0.496s, 2036		2,795,000	1,006,200
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.416s, 2036		261,471	128,090
FRB Ser. 06-2, Class A2C, 0.406s, 2036		298,000	169,817
FRB Ser. 06-6, Class A2B, 0.356s, 2037		2,176,653	1,386,674
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		44,319	31,059
Ser. 99-D, Class A1, 7.84s, 2029		1,445,033	1,452,258
Ser. 00-A, Class A2, 7.765s, 2017		211,578	137,491
Ser. 95-B, Class B1, 7.55s, 2021		324,047	243,218
Ser. 00-D, Class A4, 7.4s, 2030		3,257,000	2,165,905
Ser. 02-B, Class A4, 7.09s, 2032		727,141	697,374
Ser. 99-B, Class A4, 6.99s, 2026		1,414,505	1,372,070
Ser. 02-A, Class A4, 6.97s, 2032		97,607	98,095
Ser. 01-D, Class A4, 6.93s, 2031		1,141,613	916,144
Ser. 01-E, Class A4, 6.81s, 2031		1,769,724	1,530,811
Ser. 99-B, Class A3, 6.45s, 2017		329,017	305,986
Ser. 01-C, Class A2, 5.92s, 2017		1,859,490	948,340
Ser. 02-C, Class A1, 5.41s, 2032		1,795,207	1,732,374
Ser. 01-D, Class A2, 5.26s, 2019		228,194	162,018
Ser. 01-E, Class A2, 5.05s, 2031		1,520,727	1,178,563
Ser. 02-A, Class A2, 5.01s, 2020		394,939	354,928
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		371,834	358,820
FRB Ser. 01-B, Class A2, 0.631s, 2018		72,683	62,087
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.086s, 2036		202,000	80,717
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.446s, 2036		153,657	123,674
FRB Ser. 07-RZ1, Class A2, 0.416s, 2037		293,000	162,782
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 0.986s, 2035		443,757	336,162
Ser. 01-KS3, Class AII, 0.716s, 2031		2,299,081	1,876,912
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.906s, 2035		190,035	699
FRB Ser. 06-WM3, Class A2, 0.416s, 2036		2,465,931	974,043
FRB Ser. 07-NC2, Class A2B, 0.396s, 2037		275,000	149,783
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037		158,035	122,477
FRB Ser. 07-BR4, Class A2A, 0.346s, 2037		266,272	184,074
FRB Ser. 07-BR3, Class A2A, 0.326s, 2037		3,965,657	2,379,394
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.466s, 2036		2,389,000	940,375
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.426s, 2036		240,000	196,550
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.516s, 2036		326,000	54,326
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		904,000	108,480
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		756,000	264,600
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.366s, 2037		789,723	530,141
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.576s, 2037		106,000	39,449

Total asset-backed securities (cost $137,452,859)			$130,161,275

FOREIGN GOVERNMENT BONDS AND NOTES (8.1%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$1,136,000	$1,126,344
Argentina (Republic of) sr. unsec. bonds FRB zero %,
2013		3,113,000	1,066,203
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		6,535,000	6,270,333
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	4,110,000	1,019,280
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.677s, 2012		$43,339,000	10,076,318
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		2,723,833	2,574,022
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		170,000	183,600
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		175,000	200,813
Brazil (Federal Republic of) notes zero %, 2017	BRL	3,500	1,960,066
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	2,365	1,367,359

Chile (Republic of) notes 5 1/2s, 2020	CLP	397,500,000	856,354
Colombia (Government of) bonds 6 1/8s, 2041		$1,000,000	1,142,500
Export-Import Bank of Korea 144A 5.1s, 2013	INR	53,200,000	1,191,536
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		$1,305,000	2,027,226
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		920,000	1,237,400
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		750,000	904,725
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		460,000	524,745
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		1,555,000	1,884,473
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		1,475,000	1,697,226
Iraq (Republic of) 144A bonds 5.8s, 2028		1,275,000	1,185,750
Peru (Republic of) bonds 6.95s, 2031	PEN	5,885,000	2,265,440
Philippines (Republic of) sr. unsec. unsub. bonds
6 1/2s, 2020		$1,350,000	1,621,620
Philippines (Republic of) sr. unsec. unsub. bonds
6 3/8s, 2034		1,800,000	2,097,216
Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s,
2030		59,965	72,424
Russia (Federation of) 144A unsec. unsub. bonds
7 1/2s, 2030		5,023,367	6,067,071
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		950,000	1,174,438
Sri Lanka (Republic of) 144A notes 7.4s, 2015		440,000	490,609
Turkey (Republic of) bonds 16s, 2012	TRY	385,000	297,813
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$815,000	1,031,529
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		4,335,000	5,415,412
Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes
8 3/8s, 2017 (Ukraine)		1,700,000	1,724,616
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		400,000	402,892
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		1,150,000	1,155,417
Ukraine (Government of) 144A bonds 7 3/4s, 2020		1,235,000	1,247,350
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		435,000	436,958
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		790,000	816,663
Venezuela (Republic of) bonds 8 1/2s, 2014		625,000	525,469
Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027		300,000	219,000
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		2,510,000	2,409,675
Venezuela (Republic of) unsec. notes FRN Ser. REGS,
1.288s, 2011		2,715,000	2,643,161
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		2,215,000	2,168,286

Total foreign government bonds and notes (cost $64,863,971)			$72,779,332

PURCHASED OPTIONS OUTSTANDING (4.2%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$29,150,600	$2,727,330
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	29,150,600	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.565%
versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565	243,720,500	12,846,508
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	86,365,500	7,150,200
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	86,365,500	6,635,461
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565	243,720,500	6,936,285
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.885% versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	85,373,400	1,663,074
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 1.885%
versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	85,373,400	72,567

Total purchased options outstanding (cost $26,208,858)			$38,031,425

SENIOR LOANS (3.7%)(a)(c)
	Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.288s, 2012	$259,701	$259,199
Momentive Performance Materials, Inc. bank term loan
FRN 2.563s, 2013	374,029	363,535
Smurfit-Stone Container Enterprises, Inc. bank term

loan FRN 6 3/4s, 2016	319,200	321,833
		944,567

Communication services (0.6%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.755s, 2014	400,000	376,500
Charter Communications Operating, LLC bank term loan
FRN Ser. l, 7 1/4s, 2014	382,241	395,210
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.54s, 2016	1,473,963	1,445,397
Cincinnati Bell, Inc. bank term loan FRN Ser. B,
6 1/2s, 2017	133,434	134,038
Insight Midwest, LP bank term loan FRN Ser. B, 2.021s,
2014	224,114	215,789
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.79s,
2014	410,484	399,343
Intelsat Corp. bank term loan FRN Ser. B2-B, 2.79s,
2014	410,358	399,220
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.79s,
2014	410,358	399,220
Intelsat Jackson Holdings SA bank term loan FRN 3.29s,
2014 (Luxembourg)	885,000	840,750
Level 3 Communications, Inc. bank term loan FRN
2.539s, 2014	379,000	352,605
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	185,000	199,800
		5,157,872

Consumer cyclicals (1.4%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	1,040,000	1,050,835
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,029,867	1,024,975
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	184,538	186,678
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.78s, 2014	262,035	239,077
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2013	243,866	241,123
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2013	8,126	8,034
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.905s, 2016	402,281	318,808
Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	233,897	221,617
Dana Corp. bank term loan FRN 4.586s, 2015	369,519	368,199
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	350,079	323,604
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.51s, 2014	429,096	155,118
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014	1,010,154	365,171
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014	376,923	136,258
Golden Nugget, Inc. bank term loan FRN 2.26s, 2014
(PIK)	113,476	90,687
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.26s,
2014 (PIK)	199,351	159,315
Goodman Global, Inc. bank term loan FRN Ser. 1st,
5 3/4s, 2016	780,000	789,953
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.288s, 2015	625,000	550,625
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	724,196	639,099
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	209,362	204,389
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	73,655	71,906
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	83,745	81,756
Jarden Corp. bank term loan FRN Ser. B4, 3.539s, 2015	319,394	317,594
MGM Resorts Int'l bank term loan FRN Ser. D, 6s, 2011	270,000	268,481
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.634s, 2013	227,608	220,467
National Bedding Co. bank term loan FRN 2.313s, 2011	183,705	176,931
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	1,433,720	1,261,674
Realogy Corp. bank term loan FRN 0.106s, 2013	156,626	143,216
Realogy Corp. bank term loan FRN Ser. B, 3.257s, 2013	1,149,049	1,050,668
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.769s, 2014	530,629	503,169
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.76s, 2014	52,863	50,128
Six Flags Theme Parks bank term loan FRN 9 1/2s, 2016	380,000	392,033
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	493,442	494,794
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	1,071,438	710,095
Univision Communications, Inc. bank term loan FRN
Ser. B, 4.505s, 2014	348,546	329,037
Yankee Candle Co., Inc. bank term loan FRN 2.26s, 2014	187,561	182,169
		13,327,683

Consumer staples (0.4%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
6 1/4s, 2016	330,000	332,970
Claire's Stores, Inc. bank term loan FRN 3.048s, 2014	531,586	470,517
Revlon Consumer Products bank term loan FRN 6s, 2015	2,228,800	2,230,391
Rite-Aid Corp. bank term loan FRN Ser. B, 2.01s, 2014	185,250	166,527
Spectrum Brands, Inc. bank term loan FRN 8s, 2016	380,000	387,066
West Corp. bank term loan FRN Ser. B2, 2.631s, 2013	45,006	44,085
West Corp. bank term loan FRN Ser. B5, 4.506s, 2016	110,569	109,964

		3,741,520

Energy (0.2%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.256s,
2012	440,000	413,600
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	282,654	262,692
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	948,884	949,774
		1,626,066

Financials (0.1%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	250,000	252,149
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	100,000	99,000
Fifth Third Processing Solutions, Inc. bank term loan
FRN 5 1/2s, 2016	122,000	120,780
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	165,330	163,401
		635,330

Health care (0.5%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	357,103	353,978
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	235,000	237,350
Health Management Associates, Inc. bank term loan FRN
2.039s, 2014	2,568,915	2,505,406
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.255s, 2014	223,818	217,010
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	61,059	59,201
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.538s, 2014 (PIK)	266,087	257,440
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.255s, 2014	646,664	626,995
Multiplan, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	345,000	346,186
Select Medical Corp. bank term loan FRN Ser. B,
2.339s, 2012	24,925	24,691
		4,628,257

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.04s, 2014	300,000	272,083
Ceridian Corp. bank term loan FRN 3.255s, 2014	307,000	280,905
First Data Corp. bank term loan FRN Ser. B1, 3.006s,
2014	573,233	514,737
		1,067,725

Transportation (0.1%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	940,000	922,636
		922,636

Utilities and power (0.2%)
NRG Energy, Inc. bank term loan FRN 3.539s, 2015	337,536	329,520
NRG Energy, Inc. bank term loan FRN 1.789s, 2013	129	126
NRG Energy, Inc. bank term loan FRN 1.781s, 2013	106,814	105,861
NRG Energy, Inc. bank term loan FRN Ser. B, 3.539s,
2015	402,281	401,275
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.756s, 2014 (United Kingdom)	377,502	295,996
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.923s, 2014 (United Kingdom)	519,647	407,170
		1,539,948

Total senior loans (cost $35,388,069)		$33,591,604

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$534,000	$530,663
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	345,000	600,059
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	1,077,000	1,112,003
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	885,000	951,375
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	440,000	506,000

Total convertible bonds and notes (cost $3,183,049)		$3,700,100

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.3%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038	$2,502,735	$2,781,262
		2,781,262

U.S. Government Agency Mortgage Obligations (--%)
Federal National Mortgage Association Pass-Through
Certificates 6 1/2s, April 1, 2016	14,665	15,761

					15,761

Total U.S. government and agency mortgage obligations (cost $2,664,316)					$2,797,023

COMMON STOCKS (0.1%)(a)
				Shares	Value

Bohai Bay Litigation, LLC (Escrow) (F)(NON)				1,327	$4,141
Nortek, Inc. (NON)				10,877	453,353
Trump Entertainment Resorts, Inc. (F)(NON)				224	3,584
Vertis Holdings, Inc. (F)(NON)				22,380	22

Total common stocks (cost $386,647)					$461,100

PREFERRED STOCKS (--%)(a)
				Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.				440	$391,023

Total preferred stocks (cost $146,180)					$391,023

WARRANTS (--%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Charter Communications, Inc. Class A		11/30/14	$46.86	117	$702
Smurfit Kappa Group PLC 144A (Ireland) (F)	EUR	10/01/13	0.001	960	53,366
Vertis Holdings, Inc. (F)		10/18/15	$0.01	1,483	--

Total warrants (cost $35,777)					$54,068

CONVERTIBLE PREFERRED STOCKS (--%)(a)
				Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)				1,477	$1,329

Total convertible preferred stocks (cost $1,392,186)					$1,329

SHORT-TERM INVESTMENTS (18.5%)(a)
				Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16% (e)				7,018,959	$7,018,959
Egypt Treasury Bill, for an effective yield of 9.82%,
May 3, 2011				$12,375,000	2,036,102
Egypt Treasury Bill (series 273), for an effective
yield of 9.50%, April 5, 2011				13,250,000	2,200,444
Egypt Treasury Bill, for an effective yield of 9.76%,
April 5, 2011				1,325,000	220,044
Egypt Treasury Bill, for an effective yield of 10.02%,
March 28, 2011				1,300,000	217,509
Egypt Treasury Bill, for an effective yield of 9.32%,
December 28, 2010				9,275,000	1,581,283
Egypt Treasury Bill, for an effective yield of 9.50%,
November 23, 2010				14,575,000	2,507,210
Egypt Treasury Bill, for an effective yield of 9.86%,
November 2, 2010				6,375,000	1,102,542
U.S. Treasury Bills, for effective yields ranging from
0.19% to 0.24%, August 25, 2011 (SEG) (SEGSF)				5,763,000	5,751,445
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEGSF)				25,239,000	25,190,995
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.26%, June 2, 2011 (SEGSF)				48,272,000	48,195,006
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.29%, March 10, 2011 (SEGSF)				10,918,000	10,912,432
U.S. Treasury Bills, for effective yields ranging from
0.25% to 0.27%, December 16, 2010 (SEGSF)				20,256,000	20,249,502
U.S. Treasury Bills, for effective yields ranging from
0.23% to 0.26%, November 18, 2010 (SEGSF)				39,707,000	39,702,337

Total short-term investments (cost $167,046,632)					$166,885,810

TOTAL INVESTMENTS

Total investments (cost $1,003,896,059) (b)					$1,051,588,087

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $426,520,435) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	11/22/10	$8,069,703	$7,966,633	$103,070
	Brazilian Real	Buy	11/22/10	1,188,088	1,209,991	(21,903)
	British Pound	Buy	11/22/10	1,437,605	1,421,484	16,121
	Canadian Dollar	Sell	11/22/10	6,434,938	6,442,360	7,422
	Chilean Peso	Buy	11/22/10	910,157	921,413	(11,256)
	Czech Koruna	Sell	11/22/10	2,018,187	2,023,241	5,054
	Euro	Buy	11/22/10	7,156,634	7,057,727	98,907
	Japanese Yen	Sell	11/22/10	1,574,306	1,565,389	(8,917)
	Mexican Peso	Buy	11/22/10	1,725,992	1,723,720	2,272
	Norwegian Krone	Sell	11/22/10	990,111	1,003,268	13,157
	Singapore Dollar	Sell	11/22/10	2,804,560	2,776,920	(27,640)
	South Korean Won	Buy	11/22/10	972,887	982,040	(9,153)
	Swedish Krona	Sell	11/22/10	2,108,551	2,103,821	(4,730)
	Swiss Franc	Sell	11/22/10	5,014,093	5,078,539	64,446
	Taiwan Dollar	Sell	11/22/10	32,426	32,387	(39)
	Turkish Lira (New)	Buy	11/22/10	1,929,179	1,943,530	(14,351)

Barclays Bank PLC
	Australian Dollar	Buy	11/22/10	6,520,392	6,430,569	89,823
	Brazilian Real	Buy	11/22/10	1,002,511	1,014,657	(12,146)
	British Pound	Sell	11/22/10	5,801,192	5,703,458	(97,734)
	Canadian Dollar	Sell	11/22/10	2,622,111	2,609,957	(12,154)
	Chilean Peso	Buy	11/22/10	1,257	1,272	(15)
	Czech Koruna	Sell	11/22/10	1,896,466	1,918,589	22,123
	Euro	Buy	11/22/10	4,374,919	4,367,090	7,829
	Hungarian Forint	Buy	11/22/10	861,605	860,387	1,218
	Japanese Yen	Sell	11/22/10	216,749	209,236	(7,513)
	Mexican Peso	Buy	11/22/10	861,361	852,444	8,917
	New Zealand Dollar	Sell	11/22/10	1,869,162	1,850,706	(18,456)
	Norwegian Krone	Buy	11/22/10	954,424	960,390	(5,966)
	Polish Zloty	Buy	11/22/10	2,903,487	2,912,208	(8,721)
	Singapore Dollar	Sell	11/22/10	3,805,708	3,768,201	(37,507)
	South Korean Won	Buy	11/22/10	975,751	983,253	(7,502)
	Swedish Krona	Buy	11/22/10	1,414,303	1,428,255	(13,952)
	Swiss Franc	Sell	11/22/10	3,607,768	3,656,507	48,739
	Taiwan Dollar	Sell	11/22/10	37,327	37,349	22
	Turkish Lira (New)	Buy	11/22/10	2,882,294	2,900,280	(17,986)

Citibank, N.A.
	Australian Dollar	Buy	11/22/10	4,984,855	4,917,154	67,701
	Brazilian Real	Sell	11/22/10	1,316,613	1,338,657	22,044
	British Pound	Sell	11/22/10	2,828,603	2,798,827	(29,776)
	Canadian Dollar	Sell	11/22/10	3,544,712	3,534,003	(10,709)
	Chilean Peso	Sell	11/22/10	51,925	52,558	633
	Czech Koruna	Sell	11/22/10	1,038,470	1,042,309	3,839
	Danish Krone	Buy	11/22/10	498,113	499,453	(1,340)
	Euro	Sell	11/22/10	4,923,121	4,857,899	(65,222)
	Hungarian Forint	Buy	11/22/10	907,507	914,131	(6,624)
	Japanese Yen	Sell	11/22/10	3,643,958	3,517,768	(126,190)
	Mexican Peso	Buy	11/22/10	904,841	903,573	1,268
	Norwegian Krone	Buy	11/22/10	1,118,191	1,124,980	(6,789)
	Polish Zloty	Buy	11/22/10	3,359,185	3,366,092	(6,907)
	Singapore Dollar	Sell	11/22/10	1,879,876	1,862,175	(17,701)
	South African Rand	Sell	11/22/10	1,801,630	1,830,279	28,649
	South Korean Won	Buy	11/22/10	1,811,966	1,819,540	(7,574)
	Swedish Krona	Buy	11/22/10	760,663	759,386	1,277
	Swiss Franc	Sell	11/22/10	565,839	573,586	7,747
	Taiwan Dollar	Sell	11/22/10	32,132	32,046	(86)
	Turkish Lira (New)	Buy	11/22/10	2,589,092	2,608,534	(19,442)

Credit Suisse AG
	Australian Dollar	Buy	11/22/10	4,033,386	3,978,897	54,489
	British Pound	Sell	11/22/10	1,999,610	1,962,767	(36,843)
	Canadian Dollar	Sell	11/22/10	7,544,136	7,529,063	(15,073)
	Euro	Buy	11/22/10	4,463,970	4,472,251	(8,281)
	Japanese Yen	Buy	11/22/10	5,532,806	5,450,649	82,157
	Norwegian Krone	Buy	11/22/10	3,330,357	3,350,948	(20,591)
	South African Rand	Buy	11/22/10	59,273	59,329	(56)
	Swedish Krona	Sell	11/22/10	3,012,026	3,006,209	(5,817)
	Swiss Franc	Sell	11/22/10	5,844,937	5,908,306	63,369
	Turkish Lira (New)	Buy	11/22/10	2,877,148	2,898,042	(20,894)

Deutsche Bank AG
	Australian Dollar	Buy	11/22/10	1,657,157	1,634,176	22,981
	Brazilian Real	Buy	11/22/10	83,504	84,640	(1,136)
	Canadian Dollar	Buy	11/22/10	411,504	410,264	1,240
	Czech Koruna	Sell	11/22/10	1,945,929	1,953,178	7,249
	Euro	Buy	11/22/10	5,444,093	5,413,561	30,532
	Hungarian Forint	Buy	11/22/10	925,909	932,487	(6,578)
	Malaysian Ringgit	Buy	11/22/10	1,117,164	1,116,098	1,066
	Mexican Peso	Buy	11/22/10	813,699	810,359	3,340
	New Zealand Dollar	Sell	11/22/10	923,677	914,690	(8,987)
	Norwegian Krone	Buy	11/22/10	184,156	185,418	(1,262)
	Peruvian New Sol	Sell	11/22/10	1,870,931	1,877,842	6,911
	Polish Zloty	Buy	11/22/10	4,692,447	4,700,944	(8,497)
	Singapore Dollar	Sell	11/22/10	1,879,799	1,862,184	(17,615)
	South Korean Won	Buy	11/22/10	898,936	897,604	1,332
	Swedish Krona	Sell	11/22/10	2,682,722	2,677,222	(5,500)
	Swiss Franc	Sell	11/22/10	4,035,572	4,091,732	56,160
	Taiwan Dollar	Sell	11/22/10	10,824	10,806	(18)
	Turkish Lira (New)	Buy	11/22/10	2,838,411	2,853,527	(15,116)

Goldman Sachs International
	Australian Dollar	Buy	11/22/10	6,584,670	6,495,242	89,428
	British Pound	Buy	11/22/10	906,191	896,705	9,486
	Canadian Dollar	Sell	11/22/10	2,595,315	2,588,510	(6,805)
	Chilean Peso	Sell	11/22/10	41,674	42,700	1,026
	Euro	Buy	11/22/10	2,660,016	2,665,339	(5,323)
	Hungarian Forint	Buy	11/22/10	32,171	32,201	(30)
	Japanese Yen	Buy	11/22/10	623,306	601,663	21,643
	Norwegian Krone	Buy	11/22/10	2,454,643	2,467,665	(13,022)
	Polish Zloty	Buy	11/22/10	2,890,150	2,894,067	(3,917)
	South African Rand	Sell	11/22/10	900,680	910,443	9,763
	Swedish Krona	Sell	11/22/10	2,818,044	2,846,753	28,709
	Swiss Franc	Sell	11/22/10	3,991,828	4,045,776	53,948

HSBC Bank USA, National Association
	Australian Dollar	Buy	11/22/10	8,361,617	8,247,971	113,646
	British Pound	Sell	11/22/10	8,946,577	8,800,411	(146,166)
	Euro	Buy	11/22/10	1,427,465	1,405,435	22,030
	Japanese Yen	Sell	11/22/10	511,565	493,728	(17,837)
	Norwegian Krone	Buy	11/22/10	3,195,095	3,214,795	(19,700)
	Singapore Dollar	Sell	11/22/10	2,806,491	2,780,107	(26,384)
	South Korean Won	Buy	11/22/10	930,728	938,389	(7,661)
	Swiss Franc	Sell	11/22/10	7,604,569	7,704,440	99,871

	Taiwan Dollar	Sell	11/22/10	925,102	922,636	(2,466)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	11/22/10	2,830,863	2,792,489	38,374
	Brazilian Real	Buy	11/22/10	1,257,635	1,275,511	(17,876)
	British Pound	Buy	11/22/10	2,738,112	2,709,545	28,567
	Canadian Dollar	Sell	11/22/10	4,975,569	4,995,498	19,929
	Chilean Peso	Buy	11/22/10	967,542	979,062	(11,520)
	Czech Koruna	Sell	11/22/10	1,202,192	1,208,072	5,880
	Euro	Buy	11/22/10	2,935,506	2,896,564	38,942
	Hungarian Forint	Buy	11/22/10	1,035,267	1,038,679	(3,412)
	Japanese Yen	Buy	11/22/10	1,476,128	1,459,892	16,236
	Malaysian Ringgit	Buy	11/22/10	1,573,357	1,583,850	(10,493)
	Mexican Peso	Buy	11/22/10	441,548	440,023	1,525
	New Zealand Dollar	Sell	11/22/10	1,885,271	1,866,407	(18,864)
	Norwegian Krone	Buy	11/22/10	5,750,844	5,787,391	(36,547)
	Peruvian New Sol	Sell	11/22/10	411,328	412,877	1,549
	Polish Zloty	Sell	11/22/10	2,920,909	2,929,477	8,568
	Singapore Dollar	Sell	11/22/10	3,764,618	3,729,370	(35,248)
	South African Rand	Sell	11/22/10	7,797	7,739	(58)
	South Korean Won	Buy	11/22/10	1,833,265	1,847,361	(14,096)
	Swedish Krona	Sell	11/22/10	183,419	183,108	(311)
	Swiss Franc	Sell	11/22/10	22,735	23,039	304
	Taiwan Dollar	Sell	11/22/10	29,571	29,559	(12)
	Turkish Lira (New)	Buy	11/22/10	1,963,048	1,978,621	(15,573)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	11/22/10	8,067,358	7,946,893	120,465
	British Pound	Sell	11/22/10	1,511,920	1,496,268	(15,652)
	Canadian Dollar	Sell	11/22/10	3,099,211	3,089,696	(9,515)
	Czech Koruna	Sell	11/22/10	2,155,577	2,163,999	8,422
	Euro	Buy	11/22/10	5,671,098	5,669,895	1,203
	Hungarian Forint	Buy	11/22/10	843,856	841,965	1,891
	Japanese Yen	Sell	11/22/10	1,343,220	1,329,860	(13,360)
	Norwegian Krone	Buy	11/22/10	2,324,538	2,338,666	(14,128)
	Polish Zloty	Buy	11/22/10	2,951,459	2,957,527	(6,068)
	Swedish Krona	Sell	11/22/10	2,512,132	2,483,171	(28,961)
	Swiss Franc	Sell	11/22/10	3,249,792	3,295,390	45,598
	Turkish Lira (New)	Buy	11/22/10	1,962,561	1,978,407	(15,846)

State Street Bank and Trust Co.
	Australian Dollar	Buy	11/22/10	6,871,380	6,778,199	93,181
	British Pound	Sell	11/22/10	160,802	159,095	(1,707)
	Canadian Dollar	Sell	11/22/10	3,324,656	3,314,255	(10,401)
	Euro	Buy	11/22/10	8,711,494	8,716,098	(4,604)
	Hungarian Forint	Buy	11/22/10	854,082	827,620	26,462
	Japanese Yen	Sell	11/22/10	422,568	407,846	(14,722)
	Malaysian Ringgit	Buy	11/22/10	2,016,198	2,026,293	(10,095)
	Mexican Peso	Sell	11/22/10	2,333	2,304	(29)
	Norwegian Krone	Buy	11/22/10	2,703,213	2,719,973	(16,760)
	Polish Zloty	Buy	11/22/10	2,913,367	2,919,766	(6,399)
	Swedish Krona	Sell	11/22/10	2,493,828	2,488,530	(5,298)
	Swiss Franc	Sell	11/22/10	4,195,022	4,199,041	4,019
	Taiwan Dollar	Sell	11/22/10	40,515	40,473	(42)

UBS AG
	Australian Dollar	Buy	11/22/10	7,008,532	6,914,998	93,534
	British Pound	Sell	11/22/10	1,244,451	1,231,374	(13,077)
	Canadian Dollar	Sell	11/22/10	4,970,573	4,984,604	14,031
	Czech Koruna	Sell	11/22/10	2,105,911	2,113,398	7,487
	Euro	Buy	11/22/10	282,159	283,595	(1,436)
	Japanese Yen	Sell	11/22/10	5,947,874	5,930,671	(17,203)
	Mexican Peso	Sell	11/22/10	47,517	46,922	(595)
	Norwegian Krone	Buy	11/22/10	3,336,722	3,356,145	(19,423)
	South African Rand	Buy	11/22/10	81,739	83,479	(1,740)
	Swedish Krona	Sell	11/22/10	893,524	891,958	(1,566)
	Swiss Franc	Sell	11/22/10	7,258,367	7,355,516	97,149

Westpac Banking Corp.
	Australian Dollar	Buy	11/22/10	1,828,109	1,802,383	25,726
	British Pound	Sell	11/22/10	1,815,105	1,781,463	(33,642)
	Canadian Dollar	Sell	11/22/10	55,651	55,489	(162)
	Euro	Sell	11/22/10	11,378,956	11,284,234	(94,722)
	Japanese Yen	Buy	11/22/10	2,874,920	2,775,361	99,559
	New Zealand Dollar	Sell	11/22/10	956,351	946,669	(9,682)
	Norwegian Krone	Buy	11/22/10	1,019,264	1,025,759	(6,495)
	Swedish Krona	Sell	11/22/10	1,985,580	1,982,897	(2,683)
	Swiss Franc	Sell	11/22/10	4,142,143	4,199,766	57,623

Total						$661,279

FUTURES CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	7	$649,591	Dec-10	$(9,800)
Canadian Government Bond 10 yr (Long)	19	2,354,234	Dec-10	11,041
Euro-Bobl 5 yr (Short)	9	1,496,266	Dec-10	17,603
Euro-Bund 10 yr (Short)	253	45,433,236	Dec-10	91,933
Euro-Schatz 2 yr (Long)	657	99,353,656	Dec-10	(6,681)
Japanese Government Bond 10 yr (Long)	19	33,809,258	Dec-10	387,095
Japanese Government Bond 10 yr Mini (Long)	20	3,559,615	Dec-10	40,907
U.K. Gilt 10 yr (Long)	427	84,377,000	Dec-10	(1,004,588)
U.S. Treasury Bond 20 yr (Short)	28	3,666,250	Dec-10	9,572
U.S. Treasury Bond 30 yr (Long)	826	111,380,938	Dec-10	(6,170,085)
U.S. Treasury Note 10 yr (Long)	575	72,611,719	Dec-10	200,517

Total				$(6,432,486)

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $82,570,792) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$24,738,000	Aug-11/4.49	$3,281,001
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	6,312,338
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	63,130
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	2,191,505
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	41,065
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	24,738,000	Aug-11/4.49	90,046
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	1,702,222
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	57,601
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	3,834,188
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	66,036
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	4,137,825
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	139,455
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	10,716,732
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	21,475,000	Jul-11/4.5475	57,124
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	119,831
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	126,402
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	140,600
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	21,475,000	Jul-11/4.5475	3,000,487
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	5,901,760
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	6,062,739
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	7,284,400	Aug-15/4.375	856,281
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	145,246,400	Feb-11/3.11	5,273,897
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	7,284,400	Aug-15/4.375	861,307
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	7,284,400	Aug-15/4.46	808,933
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	7,284,400	Aug-15/4.46	910,769
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	145,246,400	Feb-11/3.11	1,375,483
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	145,246,400	Feb-11/3.04	1,644,189
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	145,246,400	Feb-11/3.04	4,629,003
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	96,509,800	Sep-15/4.04	4,977,010
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	96,509,800	Sep-15/4.04	7,468,893

Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,389,140	Feb-15/5.36	146,773
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,389,140	Feb-15/5.36	516,295
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	14,006,560	Feb-15/5.27	413,103
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	14,006,560	Feb-15/5.27	1,575,038
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	3,127,720
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	3,753,401
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	14,182,400	Apr-12/4.8675	118,423
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	14,182,400	Apr-12/4.8675	2,034,465
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	86,365,500	Mar-11/4.7375	16,409
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	86,365,500	Mar-11/4.665	18,137
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	412,999
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	97,755

Total			$89,078,370

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	17,220,000		$--	9/17/15	6 month AUD-BBR-BBSW	5.38%	$(68,656)

AUD	8,810,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	60,783

AUD	8,780,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	(5,198)

AUD	17,190,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	47,603

CAD	8,100,000		--	9/21/20	3.1025%	3 month CAD-BA-CDOR	(130,172)

AUD	24,190,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	28,139

AUD	13,970,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	52,110

EUR	7,790,000	(E)	--	10/29/40	2.435%	6 month EUR-EURIBOR-REUTERS	(53,584)

GBP	33,130,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	377,212

GBP	19,410,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(994,430)

	$121,793,800		72,868	7/23/15	1.90%	3 month USD-LIBOR-BBA	(3,785,089)

Barclays Bank PLC
AUD	9,340,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	272,817

AUD	9,910,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(26,250)

	$53,546,600	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(6,685,293)

	31,173,100		(713,085)	9/21/20	3 month USD-LIBOR-BBA	3.95%	2,978,023

	4,330,300		113,670	9/28/20	4.02%	3 month USD-LIBOR-BBA	(422,991)

	222,453,900		(69,652)	4/27/14	2.34%	3 month USD-LIBOR-BBA	(11,323,581)

AUD	18,840,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(88,751)

AUD	8,120,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	11,351

	$14,466,300		161,205	10/28/30	3 month USD-LIBOR-BBA	3.38%	(28,019)

	1,426,800		(1,059)	10/28/12	0.52%	3 month USD-LIBOR-BBA	(1,689)

GBP	11,360,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	236,472

GBP	11,360,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	325,912

AUD	16,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(297,418)

	$12,930,000		--	8/27/40	3 month USD-LIBOR-BBA	3.21625%	(985,642)

Citibank, N.A.
	29,921,400		(9,467)	6/28/19	3 month USD-LIBOR-BBA	3.04%	1,699,445

GBP	127,480,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	1,027,180

GBP	102,000,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(3,969,544)

GBP	30,260,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	1,388,910

	$336,551,700		64,474	7/9/20	3 month USD-LIBOR-BBA	3.01%	14,076,419

	31,570,900		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	854,532

	25,863,000		--	9/1/20	3 month USD-LIBOR-BBA	2.557%	(157,800)

	91,639,000		--	9/1/12	0.67375%	3 month USD-LIBOR-BBA	(391,287)

	137,491,700		--	9/24/12	0.6175%	3 month USD-LIBOR-BBA	(393,116)

	73,758,500		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	420,872

Credit Suisse International
CHF	16,850,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(155,487)

MXN	78,540,000	(F)	--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	233,545

	$111,300,000		--	9/27/12	3 month USD-LIBOR-BBA	0.6125%	302,417

	600,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(6,296)

	34,976,500		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(163,762)

	58,752,100		--	10/6/40	3.3475%	3 month USD-LIBOR-BBA	3,222,273

CHF	63,900,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(315,747)

CHF	63,900,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(330,821)

CHF	63,900,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(274,460)

	$280,026,700		(152,782)	7/8/20	3 month USD-LIBOR-BBA	3.06%	12,807,378

GBP	31,290,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(1,134,224)

GBP	17,300,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	786,178

Deutsche Bank AG
	$299,248,000		(369,843)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(15,217,237)

	68,855,500		(164,628)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(6,440,692)

	382,236,600		(639,867)	4/30/14	2.24%	3 month USD-LIBOR-BBA	(18,639,554)

	417,162,900		(262,477)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(3,435,671)

	193,115,200		(281,392)	7/27/14	1.51%	3 month USD-LIBOR-BBA	(4,914,750)

	330,685,200		774,662	7/27/20	3 month USD-LIBOR-BBA	2.94%	11,791,970

MXN	78,540,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	273,675

	$264,778,600		30,228	5/6/12	1.25%	3 month USD-LIBOR-BBA	(4,614,407)

	26,048,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	1,819,574

Goldman Sachs International
AUD	4,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	113,686

AUD	13,330,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	343,940

	$60,987,300		210,408	4/8/16	3.28%	3 month USD-LIBOR-BBA	(5,357,881)

	223,897,300		--	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(1,977,752)

	67,498,500		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	2,444,702

	29,201,400		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(742,047)

	56,636,300		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	(1,261,866)

	363,644,500		(40,482)	10/1/12	0.59%	3 month USD-LIBOR-BBA	(848,480)

	12,605,200		(3,104)	10/1/13	0.84%	3 month USD-LIBOR-BBA	(57,682)

GBP	10,990,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	132,618

EUR	7,790,000	(E)	--	10/28/40	2.39%	6 month EUR-EURIBOR-REUTERS	(30,310)

CHF	65,680,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(259,227)

	$98,485,200		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	1,733,209

	24,642,800		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	(322,833)

AUD	17,210,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(63,029)

AUD	8,800,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	58,210

AUD	8,460,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	221,681

JPMorgan Chase Bank, N.A.
AUD	18,840,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(146,864)

AUD	14,130,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(133,455)

	$53,546,600	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(6,343,666)

	50,587,500		(1,183,748)	9/20/20	3 month USD-LIBOR-BBA	3.995%	5,015,745

	33,724,800		(785,788)	9/20/20	3 month USD-LIBOR-BBA	3.965%	3,255,310

	23,737,600		1,084,808	10/14/20	4.02%	3 month USD-LIBOR-BBA	(1,813,880)

	132,207,200		124,392	4/12/40	4.54%	3 month USD-LIBOR-BBA	(22,309,256)

	29,201,400		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(714,188)

	4,107,300		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(121,216)

MXN	11,220,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	40,740

AUD	13,560,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	395,448

JPY	3,056,730,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(424,764)

EUR	6,300,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	45,540

EUR	31,420,000		--	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	1,067,642

AUD	14,130,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(69,223)

	$96,268,600		32,675	6/21/14	1.908001%	3 month USD-LIBOR-BBA	(3,975,752)

	79,704,900		--	8/12/15	1.7325%	3 month USD-LIBOR-BBA	(1,666,375)

MXN	57,160,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	74,232

AUD	15,150,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	244,651

	$59,819,900		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	842,797

	77,245,500		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(1,740,200)

	34,800,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	102,826

JPY	3,048,260,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	232,197

AUD	20,720,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(87,645)

AUD	10,240,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	88,960

CAD	8,100,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	(131,941)

	$108,181,100		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	(272,104)

JPY	799,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	96,530

JPY	1,074,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(20,530)

PLN	21,490,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	151,017

	$41,460,200		155,798	7/16/40	3.88%	3 month USD-LIBOR-BBA	(2,121,373)

	269,027,200		(2,286,731)	10/20/15	3 month USD-LIBOR-BBA	2.07%	6,380,289

	22,117,100		(782,945)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(309,379)

	223,897,300		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(1,988,278)

	67,498,500		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	2,458,628

	22,574,800		(545,181)				2,288,311

	37,997,300		(54,067)				(171,198)

	36,375,000		--				234,953

Total							$(57,775,360)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$13,808,955		$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(174,384)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	6,043,342		--	1/12/38	6.50% (1 month	Synthetic TRS	(76,317)
					USD-LIBOR)	Index 6.50% 30
						year Fannie Mae
						pools

	6,580,077		--	1/12/39	5.50% (1 month	Synthetic TRS	90,959
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	11,007,372		--	1/12/39	5.50% (1 month	Synthetic TRS	152,160
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	10,202,620		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(128,842)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	16,980,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(103,817)
						UK Retail Price
						Index

Goldman Sachs International
	$8,490,000		--	7/28/11	(0.685%)	USA Non Revised	39,988
						Consumer Price
						Index- Urban
						(CPI-U)

	8,490,000		--	7/29/11	(0.76%)	USA Non Revised	33,960
						Consumer Price
						Index- Urban
						(CPI-U)

	8,490,000		--	7/30/11	(0.73%)	USA Non Revised	36,762
						Consumer Price
						Index- Urban
						(CPI-U)

	5,685,363		(55,077)	1/12/40	4.50% (1 month	Synthetic TRS	57,316
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	11,365,718		154,503	1/12/40	(5.00%) 1 month	Synthetic TRS	(68,536)
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

	5,703,830		(42,779)	1/12/39	5.50% (1 month	Synthetic TRS	30,002
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	29,227,605		--	1/12/39	5.50% (1 month	Synthetic TRS	404,027
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

JPMorgan Chase Bank, N.A.
EUR	9,615,000	(F)	--	8/10/12	(1.435%)	Eurostat	31,832
						Eurozone HICP
						excluding tobacco

Total							$325,110

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating**	(paid)***		amount	date	per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co.,
7%, 10/1/13	Ba2	$--		$2,805,000	3/20/12	285 bp	$62,425

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	945,000	3/20/13	815 bp	(357,744)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$2,175,000	10/20/11	194 bp	(41,311)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(41,661)		4,680,000	12/20/19	(100 bp)	374,219

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		1,500,000	10/20/17	105 bp	(5,637)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		660,000	9/20/13	109 bp	(1,521)

Russian Federation,
7 1/2%, 3/31/30	--	--		442,500	4/20/13	(112 bp)	(948)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	935,000	9/20/13	715 bp	144,229

United Mexican States,
7.5%, 4/8/33	Baa1	--		$2,945,000	3/20/14	56 bp	(33,151)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	880,000	9/20/13	477 bp	89,768

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	880,000	9/20/13	535 bp	110,238

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	815,000	3/20/13	680 bp	(322,630)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	62,677		$1,085,000	12/20/13	335 bp	116,339

Republic of Argentina,
8.28%, 12/31/33	B	--		1,385,000	6/20/14	235 bp	(148,275)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		225,000	9/20/13	276 bp	11,216

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		2,340,000	11/20/11	(170 bp)	(22,421)

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	BBB-	--		2,360,500	3/20/12	44 bp	(3,981)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,570,000	10/20/12	339 bp	(196,863)

Total							$(226,048)

* Payments related to the referenced debt are made upon a credit default event.

** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

*** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $900,600,360.

(b) The aggregate identified cost on a tax basis is $1,017,498,732, resulting in gross unrealized appreciation and depreciation of $71,902,328 and $37,812,973, respectively, or net unrealized appreciation of $34,089,355.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,332 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $122,141,728 and $118,350,421, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $572,481,441 to cover certain derivatives contracts and forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates and volitility.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately $1,632,500,000 on written options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge prepayment risk and to gain exposure to interest rates or sectors. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to hedge the fund's exposure to credit risk and to gain exposure to individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $12,959,998 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $119,968,584 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $119,177,279.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$453,353	$--	$3,606

Energy	--	--	4,141

Total common stocks	453,353	--	7,747

Asset-backed securities	--	127,357,802	2,803,473

Convertible bonds and notes	--	3,700,100	--

Convertible preferred stocks	--	1,329	--

Corporate bonds and notes	--	241,168,516	2,626

Foreign government bonds and notes	--	72,779,332	--

Mortgage-backed securities	--	357,059,123	4,503,733

Preferred stocks	--	391,023	--

Purchased options outstanding	--	38,031,425	--

Senior loans	--	33,591,604	--

U.S. Government and agency mortgage obligations	--	2,797,023	--

Warrants	--	702	53,366

Short-term investments	7,018,959	159,866,851	--

Totals by level	$7,472,312	$1,036,744,830	$7,370,945

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$661,279	$--

Futures contracts	(6,432,486)

Written options		(89,078,370)

Interest rate swap contracts		(52,254,250)

Total return swap contracts		268,463

Credit default contracts		(247,064)

Totals by level	$(6,432,486)	$(140,649,942)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under ASC 815	Market value	Market value

Credit contracts	$887,418	$1,134,482

Foreign exchange contracts	2,258,878	1,597,599

Equity contracts	54,068	--

Interest rate contracts	128,234,819	237,700,037

Total	$131,435,183	$240,432,118

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010